CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 10,259	$ 9,907	$ 11,944
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	1,341	1,183	1,141
Net (accretion) of purchase accounting adjustments	(42)	(494)	(188)
Net amortization of securities	459	173	260
Proceeds from sale of loans in secondary market	40,158	9,840	11,034
Loans disbursed for sale in secondary market	(38,904)	(9,530)	(10,692)
Amortization of mortgage servicing rights	126	68	55
Impairment of mortgage servicing rights	11	0	0
Gain on sale of loans	(1,391)	(378)	(397)
Amortization of intangible assets	62	206	135
Deferred tax (benefit) expense	12	367	(134)
Provision for loan losses	2,980	1,000	1,039
Common stock issued to ESOP	0	328	295
Earnings on bank owned life insurance and annuity assets	(820)	(704)	(717)
Loss on sale of other real estate owned	35	57	21
Net write-down of other real estate owned	0	8	538
Net gain on branch divestitures	0	(1,256)	0
Change in accrued interest receivable	(755)	74	(135)
Change in accrued liabilities	(632)	2,376	1,946
Change in other assets	(408)	1,528	1,996
Net cash provided by operating activities	12,491	14,753	18,141
Cash flows from investing activities:
Payments related to branch divestitures	0	(26,326)	0
Proceeds from maturities and paydowns of securities available for sale	36,154	20,199	21,139
Purchases of securities available for sale	(41,162)	(20,126)	(23,757)
Proceeds from calls and maturities of securities held to maturity	2,694	3,754	1,711
Purchases of securities held to maturity	(721)	0	0
Proceeds from maturities of certificates of deposit in financial institutions	980	0	0
Purchases of certificates of deposit in financial institutions	(1,120)	(295)	(245)
Net change in loans	(78,038)	2,323	(9,981)
Proceeds from sale of other real estate owned	548	392	1,132
Purchases of premises and equipment	(3,450)	(6,232)	(2,725)
Disposals of premises and equipment	13	402	0
Purchases of bank owned life insurance and annuity assets	(4,583)	(500)	0
Net cash provided by (used in) investing activities	(88,685)	(26,409)	(12,726)
Cash flows from financing activities:
Change in deposits	172,290	1,147	(9,930)
Proceeds from common stock through dividend reinvestment	0	1,407	1,325
Cash dividends	(4,022)	(4,000)	(3,967)
Proceeds from Federal Home Loan Bank borrowings	0	0	8,000
Repayment of Federal Home Loan Bank borrowings	(5,093)	(3,676)	(3,162)
Change in other long-term borrowings	(405)	(2,046)	(989)
Change in other short-term borrowings	(629)	0	(85)
Net cash provided by (used in) by financing activities	162,141	(7,168)	(8,808)
Cash and cash equivalents:
Change in cash and cash equivalents	85,947	(18,824)	(3,393)
Cash and cash equivalents at beginning of year	52,356	71,180	74,573
Cash and cash equivalents at end of year	138,303	52,356	71,180
Supplemental disclosure:
Cash paid for interest	6,681	6,931	5,008
Cash paid for income taxes	2,050	890	2,050
Transfers from loans to other real estate owned	92	570	547
Initial recognition of operating lease right-of-use asset	0	1,280	0
Operating lease liability arising from obtaining right-of-use asset	$ 0	$ 1,280	$ 0